Supplemental Information to Statements of Operations (Details) - Schedule of Financial Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Expenses [Abstract]
In respect of interest loans and bank fees	$ (402)	$ (306)	$ (202)
Expenses regarding warrants granted underlying loan agreement with YA
Other (mainly foreign currency differences)	(39)	(341)	97
Financial expenses total	(441)	(647)	(105)
Financial income expenses, net	$ (441)	$ (647)	$ (105)